Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Held to maturity securities fair value	$ 0	$ 364	$ 546
Acquired loans covered by FDIC loss share	326,523	359,255	478,176
Foreclosed property covered by FDIC loss share	29,840	27,299	50,555
Valuation allowance	9,151	0
FHLB advances	$ 770,205	$ 431,013	$ 271,642
Treasury stock, shares		1,119,444
Class A [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	29,060,813	28,992,314	28,992,314
Common stock, shares outstanding	28,133,501	28,065,002	28,992,314
Treasury stock, shares	927,312	927,312
Class B [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	7,950,785	8,019,284	8,019,284
Common stock, shares outstanding	7,758,653	7,827,152	8,019,284
Treasury stock, shares	192,132	192,132